Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2023	Dec. 31, 2022
Right-of-use assets [Abstract]
Premises, equipment and right-of-use assets	SFr 3,684	SFr 5,799